Loss Per Share	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
LOSS PER SHARE

NOTE 13 - LOSS PER SHARE:

Basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of Medigus Ltd. by the weighted average number of ordinary shares outstanding for the reporting periods.

Diluted net loss per share is computed by dividing the basic net loss per share including adjustment of the dilutive effect of the Company’s revaluation of warrants, by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options using the treasury stock method.

The following table presents the numerator and denominator of the basic and diluted net loss per share computations:

	Year ended December 31,
	2020	2019	2018
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	(4,325)	(14,178)	(6,598)

Denominator (in thousands):
Weighted average ordinary shares – denominator for basic net loss per share	133,445	78,124	41,988

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.03)	(0.18)	(0.16)
Diluted	(0.03)	(0.18)	(0.16)